Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	2,812,697	2,740,392
Granted (in shares)	975,348	1,006,586
Dividends credited (in shares)	149,648	149,258
Settled (in shares)	(932,133)	(1,027,321)
Forfeited (in shares)	(90,442)	(56,218)
Ending balance, outstanding (in shares)	2,915,118	2,812,697
Vested (in shares)	904,266	880,903
Weighted average fair value at measurement date, other equity instruments granted | $	$ 58	$ 57